Information by segment and main country - Reconciliation from net income to Adjusted EBITA (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Information by segment and main country [Line Items]
Profit (loss)	[1]	€ 1,195	[2],[3]	€ 1,173	[3],[4]	€ 1,097	[2]
Profit (loss) from discontinued operations	[1],[2],[5]	(10)		(19)		(213)
Tax expense (income), continuing operations	[2]	284		337		193
Share of profit (loss) of associates and joint ventures accounted for using equity method	[2]	(9)		1		(2)
Finance costs	[2]	204		233		264
Finance income	[2]	160		117		51
Profit (loss) from operating activities	[2]	1,542		1,644		1,719
Amortization of acquired intangible assets		381	[3],[4]	350	[3],[4]	347	[2]
Impairment loss recognised in profit or loss, goodwill	[3],[4]	144		97
Earnings before interest, taxes and amortization	[2]	2,067		2,091		2,066
Restructuring and acquisition-related charges		203	[2],[3]	318	[3],[4]	258	[2]
Other items	[2]	301	[3]	153	[3]	41
Adjusted EBITA	[2]	2,570		2,563		2,366
Diagnosis & Treatment [Member]
Information by segment and main country [Line Items]
Profit (loss) from operating activities	[2]	495		660		629
Amortization of acquired intangible assets	[2]	209		177		98
Impairment loss recognised in profit or loss, goodwill	[2]	0		19
Earnings before interest, taxes and amortization	[2]	704		856		727
Restructuring and acquisition-related charges	[2]	29		149		146
Other items	[2]	83		73		0
Adjusted EBITA	[2]	816	[6]	1,078		872
Connected Care [Member]
Information by segment and main country [Line Items]
Profit (loss) from operating activities	[2]	708		267		399
Amortization of acquired intangible assets	[2]	134		141		140
Impairment loss recognised in profit or loss, goodwill	[2]	144		78
Earnings before interest, taxes and amortization	[2]	986		486		539
Restructuring and acquisition-related charges	[2]	97		64		66
Other items	[2]	112		67		56
Adjusted EBITA	[2]	1,195		618		662
Personal Health [Member]
Information by segment and main country [Line Items]
Profit (loss) from operating activities	[2]	619		844		796
Amortization of acquired intangible assets	[2]	20		25		31
Earnings before interest, taxes and amortization	[2]	639		869		827
Restructuring and acquisition-related charges	[2]	40		50		15
Other items	[2]	25		23		18
Adjusted EBITA	[2]	704		943		860
Other [Member]
Information by segment and main country [Line Items]
Profit (loss) from operating activities	[2]	(280)		(127)		(105)
Amortization of acquired intangible assets	[2]	18		8		79
Earnings before interest, taxes and amortization	[2]	(262)		(119)		(27)
Restructuring and acquisition-related charges	[2]	37		54		31
Other items	[2]	81		(11)		(33)
Adjusted EBITA	[2]	€ (145)		€ (76)		€ (28)

[1]	For a number of reasons, principally the effects of translation differences and consolidation changes, certain items in the statements of cash flows do not correspond to the differences between the balance sheet amounts for the respective items in the accompanying notes of the consolidated financial statements.
[2]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.
[3]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.
[4]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.
[5]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.
[6]	In 2019 Philips’ Emerging Businesses were moved out of segment Other into segment Diagnosis & Treatment to enable these businesses with better access to downstream capabilities. While these businesses remain in (semi-)incubator phase, in 2020 they received a corporate funding out of segment Other of EUR 38 million (2019: EUR 54 million) to support them during their emerging idea-to-market business phase.